RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information for Fiera Capital Global Equity Focused Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 2, 2017 (Accession No. 0001567619-17-000875), which is incorporated herein by reference.